Investments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 14, 2022	Feb. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Nov. 30, 2022	Jul. 01, 2022
Disclosure of Current Investments [Line Items]
Amortisation expense			$ 17,379	$ 6,973	$ 6,007
Equity portion of consideration, percentage			50.00%
Shares			147,192,930	147,192,930
Number of shares per unit (in shares)	1
Par value per share (USD per share)			$ 0.0001
Number of warrants outstanding (in share)			11,500,000
Ordinary share price, volume weighted average price, period			10 days
Redemption Price Great Than or Equal To $18.00
Disclosure of Current Investments [Line Items]
Share price (in dollars per share)			$ 18.00
Warrant exercise price (in dollars per share)			$ 0.01
Warrant, written notice of redemption, period			30 days
Warrant redemption, number of consecutive trading days			20 days
Warrant redemption, number of trading days			30 days
Redemption Price Greater Than or Equal To $10.00
Disclosure of Current Investments [Line Items]
Share price (in dollars per share)			$ 10.00
Warrant exercise price (in dollars per share)			$ 0.10
Warrant, written notice of redemption, period			30 days
Warrant redemption, number of consecutive trading days			20 days
Warrant redemption, number of trading days			30 days
IPO | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Shares	23,000,000
Sale of stock, price per share (in dollars per share)	$ 10.00
Proceeds from issue of ordinary shares	$ 230,000
IPO | SPAC Class A Ordinary Share | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Sale of stock, price per share (in dollars per share)	$ 11.50
Warrant exercisable period	30 days
IPO | Class A Common Share | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Par value per share (USD per share)	$ 0.0001
Over Allotment Option | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Shares	3,000,000
Kamaroopin
Disclosure of Current Investments [Line Items]
Voting equity interests acquired (in percent)		40.00%
Cash transferred		$ 7,800
Consideration payable on acquisition		$ 1,600
Requirement period to achieve fundraising objectives		18 months
Amortisation expense			$ 2,150	$ 0
Kamaroopin | Minimum
Disclosure of Current Investments [Line Items]
Useful life, intangible assets other than goodwill			2 years
Kamaroopin | Maximum
Disclosure of Current Investments [Line Items]
Useful life, intangible assets other than goodwill			5 years
Kamaroopin | Forecast
Disclosure of Current Investments [Line Items]
Voting equity interests acquired (in percent)						60.00%
VBI
Disclosure of Current Investments [Line Items]
Voting equity interests acquired (in percent)								50.00%
Equity portion of consideration, percentage			50.00%					50.00%
Put option, fair value			$ 6,100
VBI | Forecast
Disclosure of Current Investments [Line Items]
Voting equity interests acquired (in percent)						100.00%
Igah IV
Disclosure of Current Investments [Line Items]
Voting equity interests acquired (in percent)							13.20%
Equity portion of consideration, percentage			65.00%
Exercisable period for put option			2 months